OTHER RECEIVABLES AND PREPAYMENTS (Details Textual) - USD ($)	Dec. 31, 2022	Jun. 16, 2022	Dec. 31, 2021	Jun. 07, 2021
Disclosure of Other Receivables and Prepayments [Abstract]
Loan receivables	$ 0	$ 600,000	$ 613,000	$ 600,000